Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	$ (10,576,000)	$ (1,834,000)	$ (809,000)
Adjustments for
Operating lease charge	235,000		72,000
Depreciation of property, plant and equipment	178,000	51,000	38,000
Fair value gain on unlisted financial assets			(19,000)
Gain on disposal of subsidiaries		(10,430,000)
Loan forgiveness by related party		(164,000)
Loan on disposal of PPE	48,000
Loss on convertible note conversion	488,000	179,000
Interest expense on convertible note	157,000
Bad debt reversal			(409,000)
Standstill fee on note payable	185,000	96,000
Share based compensation	5,991,000	6,985,000	324,000
Interest expense on lease liabilities	147,000		4,000
Amortization of OID of convertible note	44,000	63,000	2,000
Operating cash flows before working capital changes	(3,103,000)	(5,054,000)	(797,000)
Decrease in trade receivables			638,000
Increase in other receivables and prepayments	(4,317,000)	(172,000)	(133,000)
Increase in loan receivable	(12,377,000)	(5,193,000)
Increase (decrease) in trade payables	831,000	(435,000)	69,000
Increase (decrease) in unearned revenue	2,585,000	27,000	(2,311,000)
Increase (decrease) in taxes payable	26,000	228,000	(142,000)
Increase (decrease) in accrued liabilities and other payables	875,000	103,000	(312,000)
Cash used in operations	(15,480,000)	(10,496,000)	(2,988,000)
Interest paid
Income tax paid	(3,000)	(20,000)	(48,000)
Net cash (used in) generated from operating activities from discontinued operations		1,994,000	740,000
Net cash used in operating activities	(15,483,000)	(8,522,000)	(2,296,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(4,202,000)	(71,000)	(3,000)
Acquisition of intangible assets			(1,000)
Decrease in notes receivable	1,514,000	1,328,000
Decrease (increase) in available-for-sale financial asset	99,000	1,105,000	(1,247,000)
Decrease (increase) in restricted cash		292,000	(307,000)
Cash disposed as a result of disposal of subsidiaries		(36,000)
Net cash used in investing activities from discontinued operations
Net cash (used in) generated from investing activities	(2,589,000)	2,618,000	(1,558,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment for lease liabilities	(250,000)		(53,000)
Insurance of share capital for equity financing	12,986,000	8,322,000	851,000
Warrants exercised	1,228,000
Capital contribution from noncontrolling interest			364,000
Proceeds from promissory note	5,620,000	1,003,000	1,302,000
Repayment of promissory note	(800,000)
Due from related parties		(1,320,000)
Advance from related parties	194,000	60,000
Net cash used in financing activities from discontinued operations		(2,020,000)	(2,126,000)
Net cash generated from financing activities	18,978,000	6,045,000	338,000
NET INCREASE (DECREASE) IN CASH AND BANK BALANCES	906,000	141,000	(3,516,000)
CASH AND BANK BALANCES BEGINNING OF YEAR	538,000	615,000	4,375,000
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	(397,000)	(218,000)	(244,000)
CASH AND BANK BALANCES, END OF YEAR	$ 1,047,000	$ 538,000	$ 615,000